Inventories - Additional Information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes Of Inventories [line Items]
Cost of sales on inventory obsolescence	$ 37,038,542	$ 27,655,643	$ 19,655,090
Otis Hurricane
Classes Of Inventories [line Items]
Cost of sales on inventory obsolescence	$ 30,409